Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Apr. 23, 2019	May 21, 2019	Jun. 30, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 29, 2020	Dec. 13, 2019	Dec. 31, 2017	Oct. 09, 2013
Property, Plant and Equipment [Line Items]
Assets, Current						$ 60,780,000	$ 75,990,000
Liabilities, Current						253,252,000	79,784,000
Working capital deficit						192,472,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						131,547,000
Proceeds from Sale of Property, Plant, and Equipment						8,183,000	5,978,000	$ 76,264,000
Restricted Cash and Cash Equivalents, Current						11,425,000	7,048,000
Accounts Receivable, Allowance for Credit Loss, Current						$ 2,990,000	1,495,000	1,495,000			$ 1,495,000
Depreciation method						straight line
Scrap value per light weight ton						$ 340
Every second year rate of increase of management fees						3.00%
Utilization rate of fleet						98.60%
Impairment loss						$ 71,577,000	36,680,000	44,344,000
Amortization of deferred dry dock and special survey costs						10,337,000	6,916,000	6,180,000
Amortization and write-off of deferred financing cost and discount						2,141,000	10,916,000	7,258,000
Revenues						226,771,000	219,379,000	231,361,000
Vessel operating expenses						93,732,000	68,188,000	68,871,000
General and Administrative Expense						$ 24,012,000	20,984,000	18,458,000
Distribution policy members or limited partners description						As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Cash distributions paid						$ 7,872,000	13,550,000	10,261,000
Cost of property repairs and maintenance						36,455,000	29,039,000	26,787,000
Equity compensation expense						$ 946,000	$ 2,018,000	$ 2,450,000
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Restricted common units vested in period						285,763
Hyundai Merchant Marine Co. Ltd. [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage						23.40%	25.90%	24.50%
Singapore Marine [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage						19.50%
Cargill [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage						11.40%	10.90%
Swissmarine [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage							12.30%
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments for ballast water treatment system and exhaust gas cleaning system installation						$ 3,366,000	$ 16,313,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys						30 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys						60 months
Retention Accounts [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents, Current						$ 6,152,000	$ 7,048,000
Navios Containers [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage						35.70%	33.50%	33.50%
Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage										5.00%		5.00%
Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage									5.00%			5.00%
Navios Holdings I [Member]
Property, Plant and Equipment [Line Items]
General and Administrative Expense						$ 13,708,000	$ 10,406,000	$ 9,344,000
Navios Holdings II [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Lines of Credit					$ 5,000,000
Reverse stock split [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-15
Common units outstanding			164,700,000
Stock Issued during period, stock splits			983
NIBC Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						12,862,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 28,500,000
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 275 bps
Debt Instrument, Basis Spread on Variable Rate						2.75%
Cash Collateral for Borrowed Securities						$ 5,273,000
Forecast [Member] | New Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 115,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR
Debt Instrument, Basis Spread on Variable Rate	3.00%
After Reverse Stock Split [Member] | Reverse stock split [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits			11,000,000.0
Time charter [Member]
Property, Plant and Equipment [Line Items]
Revenues						218,809,000	204,920,000	215,877,000
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenues						3,754,000	9,416,000	9,660,000
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Revenues						4,208,000	5,043,000	5,817,000
Protif Sharing [Member]
Property, Plant and Equipment [Line Items]
Revenues						0	0	7,000
From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee						$ 50.00
After January 1, 2022 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Annual growth factor of management fees						3.00%
After January 1, 2022 [Member] | After liquidation of Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Annual growth factor of management fees						3.00%
After liquidation of Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee						$ 50.00
After liquidation of Navios Europe I [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Annual growth factor of management fees						3.00%
Four Vessels [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 32,692,000
Impairment loss						$ 50,991,000
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel useful life						25 years
Containerships [Member]
Property, Plant and Equipment [Line Items]
Vessel useful life						30 years
One Vessel [Member]
Property, Plant and Equipment [Line Items]
Impairment loss							29,335,000
Three Containerships [Member]
Property, Plant and Equipment [Line Items]
Impairment loss				$ 6,800,000
Navios Soleil, Esperanza N and Castor N [Member]
Property, Plant and Equipment [Line Items]
Impairment loss						$ 13,786,000
Navios Galaxy I [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 5,978,000
Impairment loss							$ 7,345,000
YM Unity, YM Utmost, Navios Felicity and Navios Libra II [Member]
Property, Plant and Equipment [Line Items]
Impairment loss								$ 44,344,000
Ultra Handymax Vessels [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						4,230
Ultra Handymax Vessels [Member] | From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						4,350
Panamax vessel [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						4,330
Panamax vessel [Member] | From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						4,450
Panamax vessel [Member] | After liquidation of Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						6,100
Capesize Vessels [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						5,250
Capesize Vessels [Member] | From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						5,410
Container Vessels of TEU 6,800 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						6,700
Container Vessels of TEU 6,800 [Member] | From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						6,900
Container Vessels of more than TEU 8,000 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						7,400
Container Vessels of more than TEU 13,000 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						8,750
Subpanamax Containership [Member] | After liquidation of Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee						$ 6,100